Note 12 - Equity (Tables)	12 Months Ended
Jun. 30, 2016
Notes Tables
Nonvested Restricted Stock Shares Activity [Table Text Block]
	Total Plans	2015 Incentive Plan	2005 Incentive Plan

Unvested restricted shares outstanding at June 30, 2015	—	—	—
Granted	410,624	363,749	46,875
Vested	(135,528)	(88,653)	(46,875)
Unvested shares outstanding at June 30, 2016	275,096	275,096	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended June 30,
	2016	2015
Risk-free rate of return	1.45%	1.65%
Expected life of award (years)	5.2	5.2
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	90%	86%
Weighted-average grant date fair value	$0.62	$0.60
Risk-free rate of return	0.68%
Expected life of award (years)	2.17
Expected dividend yield	0.00%
Expected volatility of stock	93%
Weighted-average grant date fair value	$0.65
	Year Ended June 30 ,
	2016	2015
Risk-free rate of return	1.41%	1.80%
Expected life of award (years)	5.91	6.85
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	92%	92%
Weighted-average grant date fair value	$0.60	$0.99

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at June 30, 2014	7,702,550	$1.07
Granted	1,966,025	0.88
Exercised	(343,250)	0.65
Cancelled/forfeited	(22,500)	1.82
Outstanding at June 30, 2015	9,302,825	1.04	6.5	$4.6
Granted	1,310,036	0.88
Exercised	(372,414)	0.75
Cancelled/forfeited	(25,000)	1.28
Outstanding at June 30, 2016	10,215,447	1.03	5.9	$1.9
Exercisable at June 30, 2016	9,216,329	1.05	5.6	$1.7

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Term (Years)	Weighted Average Exercise Price	Number Exercisable
$0.43 to $0.66	2,697,659	2.7	$0.64	2,697,659
$0.67 to $1.00	3,771,381	7.8	0.85	2,869,763
$1.01 to $2.00	3,346,407	6.6	1.30	3,248,907
$2.01 to $4.00	400,000	4.8	3.25	400,000
Total	10,215,447			9,216,329

Stock Warrants Activity [Table Text Block]
	Number of Stock Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2014	6,616,672	$1.88
Granted	2,383,087	1.73
Exercised	—	—
Cancelled/forfeited	—	—
Outstanding at June 30, 2015	8,999,759	1.84
Granted	1,915,073	1.58
Exercised	(1,000,000)	1.00
Cancelled/forfeited	—	—
Outstanding at June 30, 2016	9,914,832	1.76
Exercisable at June 30, 2016	9,539,832	1.74

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Year Ended June 30,
	2016	2015
Incentive Plans	$1,048	$1,244
Warrants	2,269	1,342
Total stock-based expense	$3,317	$2,586